Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Instruments [Abstract]
Long-Term Debt

	December 31, 2012	December 31, 2011
$1,900.0 Senior Secured Credit Facilities:
Extended Term Loans due 2017	$677.4	$—
Non-Extended Term Loans due 2014	728.6	1,719.0
Total $1,900.0 Senior Secured Credit Facilities	1,406.0	1,719.0
9.75% Senior Secured Notes due 2018	235.0	—
Senior Floating Rate Notes due 2015	204.3	204.3
9.50% Senior Fixed Rate Notes due 2015	271.3	271.3
Faneuil Revolving Credit Facility	—	25.6
Capital lease obligations	3.1	4.5
Unamortized original issue discount and acquisition accounting-related fair value discount	(271.9)	(412.7)
	1,847.8	1,812.0
Less: current maturities	(78.5)	(45.1)
Long-term debt, net of current maturities	$1,769.3	$1,766.9

Maturities of Long-term Debt	Annual maturities of long-term debt (excluding capital lease obligations) during the next five years are as follows:

2013	$77.0
2014	790.1
2015	544.9
2016	69.3
2017	400.3